Equity Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Status of Unvested EBS Units Issued

A summary of the status of unvested EBS Units issued pursuant to the Management Awards and restricted Class A common stock units issued under the 2009 Plan as of December 31, 2010, and changes during the period from January 1, 2011 to November 1, 2011, is presented below:

	EBS Units	EBS Units with Performance Conditions	Restricted Class A common stock Units	Restricted Class A common stock Units with Performance Conditions
Unvested at December 31, 2010	619,307	206,578	564,543	150,000
Granted	—	—	288,515	45,000
Canceled	—	(123,947)	(18,183)	—
Vested	(619,307)	(82,631)	(834,875)	(195,000)

Unvested at November 1, 2011	—	—	—	—

Summary of Option Activity

A summary of option activity under the 2009 Plan for the periods from January 1, 2011 to November 1, 2011 and November 2, 2011 to December 31, 2011 are presented below:

	Options		Weighted Average Exercise Price		Weighted Average Remaining Contractual Term		Aggregate Intrinsic Value

	Service Options	Performance Options	Service Options	Performance Options	Service Options	Performance Options	Service Options	Performance Options
Outstanding at January 1, 2011 (Predecessor)	6,367,124	643,422	$15.39	$15.50	8.8	8.6	$—	$—
Granted	1,486,800	—	15.36
Exercised	(6,617,837)	(257,369)	15.37	15.50
Expired	(11,258)	—	16.28
Forfeited	(87,691)	(386,053)	15.73	15.50
Rollover Options	(1,137,138)	—	15.43

Outstanding at November 1, 2011 (Predecessor)	—	—	$—	$—	—	—	$—	$—

Rollover Options issued	5,410	—	$250.00	$—	9.8	—	$4,058	$—
Outstanding and Exercisable at December 31, 2011 (Successor)	5,410	—	$250.00	$—	9.8	—	$4,058	$—

Summary of Weighted Average Fair Values of Awards Valued Using Black-Scholes Option Pricing Model and Weighted Average Assumptions Used to Develop Fair Value Estimates

The following table summarizes the weighted average fair values of awards valued using the Black-Scholes option pricing model and the weighted average assumptions used to develop the fair value estimates under each of the valuation models for the period from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively:

	Rollover Options	Options			EBS Equity Plan Grant Units	EBS Equity Plan Grant Units with Performance Conditions
	Successor	Predecessor			Predecessor
	Period from November 2, 2011 to December 31, 2011	Period from January 1, 2011 to November 1, 2011	Year Ended December 31,		Year Ended December 31,
			2010	2009	2009	2009
Weighted average fair value	$762.51	$6.66	$6.95	$7.54	$8.51	$6.66
Expected dividend yield	—	—	—	—	—	—
Expected volatility	29.16%	40.26%	43.10%	47.00%	47.00%	47.00%
Risk-free interest rate	0.90%	2.51%	2.53%	2.55%	2.50%	2.30%
Expected term (years)	5.0	6.3	6.3	6.3	5.6	6.4